Income Taxes - Reconciliation of Deferred Tax assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (266)	$ (351)
Tax (expense) benefit recognized to consolidated statements of operations	(50)	(67)
Tax (expense) benefit recognized to other comprehensive income (loss)	19	(18)
Ending balance	$ (235)	$ (266)